Commitments and Contingencies - Schedule of Commitments and Contingencies (Detail) - Capital Commitments [Member] $ in Thousands	Dec. 31, 2020 USD ($) [1]
Other Commitments [Line Items]
Total	$ 18,662
2021	16,412
2022-2023	$ 2,250

[1]	Represents capital commitments to physician partners to support physician partner expansion and related purposes.